Capital and Other Components of Equity - Summary of Other Components of Equity (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other components of equity [Line Items]
Group reorganization		$ 0
Related tax	$ (459,729)	(191,809)	$ (316,372)
AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	(847,770)	256,062	777,297
Adjustments on initial application of new standards		(73,215)
Foreign operations - foreign currency translation differences	(2,043,931)	(336,902)	(1,882,545)
Net change in fair value of financial assets at FVTOCI	519,100	(754,813)
Effective portion of changes in fair value of cash flow hedges			(21,992)
Net change in fair value of available-for-sale financial assets			1,146,422
Equity-accounted investees - share of other comprehensive income	(35,154)	(16,663)	(62,327)
Realized gain on sales of securities reclassified to profit or loss	(9,098)	(107,457)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal		50,084
Group reorganization		(22,225)
Related tax	411,469	157,359	299,207
Balance ending	(2,005,384)	(847,770)	256,062
Cumulative translation differences | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	(1,449,910)	(1,120,969)	531,006
Adjustments on initial application of new standards		0
Foreign operations - foreign currency translation differences	(2,043,931)	(336,902)	(1,882,545)
Net change in fair value of financial assets at FVTOCI	0	0
Effective portion of changes in fair value of cash flow hedges			0
Net change in fair value of available-for-sale financial assets			0
Equity-accounted investees - share of other comprehensive income	(38,512)	(19,716)	(68,637)
Realized gain on sales of securities reclassified to profit or loss	(9,098)	(107,457)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal		0
Group reorganization		(22,225)
Related tax	411,469	157,359	299,207
Balance ending	(3,129,982)	(1,449,910)	(1,120,969)
Unrealized gains (losses) on available-for-sale financial assets [member]
Disclosure of other components of equity [Line Items]
Group reorganization		0
Unrealized gains (losses) on available-for-sale financial assets [member] | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	0	1,377,031	224,299
Adjustments on initial application of new standards		(1,377,031)
Foreign operations - foreign currency translation differences		0	0
Net change in fair value of financial assets at FVTOCI		0
Effective portion of changes in fair value of cash flow hedges			0
Net change in fair value of available-for-sale financial assets			1,146,422
Equity-accounted investees - share of other comprehensive income		0	6,310
Realized gain on sales of securities reclassified to profit or loss		0
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal		0
Group reorganization		0
Related tax		0	0
Balance ending		0	1,377,031
Unrealized gains (losses) on cash flow hedges [member]
Disclosure of other components of equity [Line Items]
Group reorganization		0
Unrealized gains (losses) on cash flow hedges [member] | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning		0	21,992
Foreign operations - foreign currency translation differences			0
Effective portion of changes in fair value of cash flow hedges			(21,992)
Net change in fair value of available-for-sale financial assets			0
Equity-accounted investees - share of other comprehensive income			0
Related tax			0
Balance ending			0
Unrealized gains (losses) on financial assets at FVTOCI | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	602,140	0
Adjustments on initial application of new standards		1,303,816
Foreign operations - foreign currency translation differences	0	0
Net change in fair value of financial assets at FVTOCI	519,100	(754,813)
Equity-accounted investees - share of other comprehensive income	3,358	3,053
Realized gain on sales of securities reclassified to profit or loss	0	0
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal		50,084
Group reorganization		0
Related tax	0	0
Balance ending	$ 1,124,598	$ 602,140	$ 0